Operating Leases - Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Operating leases
Current operating lease liabilities	¥ 229,718	$ 33,306	¥ 250,995
Non-current operating lease liabilities	510,349	$ 73,994	556,091
Total operating lease liabilities	¥ 740,067		¥ 807,086